UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	June 30, 2015 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
12,800	Aflac Incorporated +	$ 796,160
6,300	Reinsurance Group of America Incorporated +	597,681
		1,393,841	4.12%

Agricultural Chemicals
6,900	Agrium Inc. (Canada) +	731,055
13,000	CF Industries Holdings, Inc. +	835,640
		1,566,695	4.63%

Aircraft Engines & Engine Parts
5,700	United Technologies Corp. +	632,301	1.87%

Commercial Banks
12,200	Bank of Montreal (Canada) +	723,216	2.14%

Computer Storage Devices
9,000	Western Digital Corporation +	705,780	2.09%

Electronic Computers
5,300	Apple Inc. +	664,752	1.97%

Electric Services
12,600	American Electric Power Co. Inc. +	667,422
15,800	Southern Co. +	662,020
		1,329,442	3.93%

Electronic & Other Electrical Equipment (No Computer Equipment)
11,800	Emerson Electric Co. +	654,074	1.93%

Fire, Marine & Casualty Insurance
6,500	ACE Limited (Switzerland) +	660,920
16,000	Axis Capital Holdings Limited (Bermuda) +	853,920
7,500	The Chubb Corporation +	713,550
		2,228,390	6.59%

Gas & Other Services Combined
6,500	Sempra Energy +	643,110	1.90%

Hospitals & Medical Service Plans
6,300	Aetna Inc. +	802,998
4,500	UnitedHealth Group, Inc. +	549,000
		1,351,998	4.00%

Investment Advice
21,100	Invesco Ltd. +	791,039	2.34%

Leather & Leather Products
17,900	Coach, Inc. +	619,519	1.83%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
8,800	VF Corp. +	613,712	1.82%

Motor Vehicles & Passenger Car Bodies
5,700	Toyota Motor Corporation * +	762,375	2.26%

National Commercial Banks
8,700	The PNC Financial Services Group, Inc. +	832,155	2.46%

Oil & Gas Field Machinery & Equipment
13,900	National Oilwell Varco, Incorporated +	671,092	1.99%

Oil, Gas Field Services, NBC
10,500	Schlumberger Limited +	904,995	2.68%

Petroleum Refining
6,700	Chevron Corp. +	646,349
8,200	Exxon Mobil Corporation +	682,240
19,000	Marathon Petroleum Corporation +	993,890
9,900	Phillips 66 +	797,544
14,200	Valero Energy Corporation +	888,920
		4,008,943	11.86%

Pharmaceutical Preparations
9,300	Eli Lilly and Company +	776,457	2.30%

Radio & TV Broadcasting & Communications Equipment
11,900	QUALCOMM Incorporated +	745,297	2.20%

Railroads, Line-Haul Operating
10,800	Canadian National Railway Company (Canada) +	623,700
6,100	Union Pacific Corporation +	581,757
		1,205,457	3.57%

Retail - Department Stores
11,100	Kohl's Corporation +	694,971	2.06%

Retail - Eating Places
7,500	McDonald's Corp. +	713,025	2.11%

Retail - Variety Stores
4,500	Costco Wholesale Corp. +	607,770	1.80%

Rubber & Plastic Footwear
6,800	Nike Inc. Class B +	734,536	2.17%

Search, Detection, Navigation, Guidance, Aeronautical Systems
7,200	Raytheon Company +	688,896	2.04%

Security & Commodity Brokers, Dealers, Exchanges & Services
9,900	T. Rowe Price Group, Inc. +	769,527	2.28%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,400	Procter & Gamble Co. +	657,216	1.94%

Tobacco Products
12,800	Altria Group Inc. +	626,048
9,100	Philip Morris International, Inc. +	729,547
		1,355,595	4.01%

Total for Common Stocks (Cost $24,467,673)		30,046,176	88.89%

Money Market Funds
3,803,974	Fidelity Money Market Portfolio Class I 0.06% **	3,803,974	11.25%
Total for Money Market Funds (Cost $3,803,974)

	Total Investments	33,850,150	100.14%
	(Cost $28,271,647)

	Liabilities in Excess of Other Assets	(47,154)	-0.14%

	Net Assets	$ 33,802,996	100.00%

Neiman Large Cap Value Fund
	Schedule of Written Options
	June 30, 2015 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

ACE Limited (Switzerland)
August 2015 Calls @ 110.00	1,400	$ 378

Aetna Inc.
July 2015 Calls @ 120.00	1,400	14,350

Aflac Incorporated
August 2015 Calls @ 65.00	2,600	1,196

Agrium Inc. (Canada)
July 2015 Calls @ 100.00	1,200	7,656

Altria Group Inc.
September 2015 Calls @ 55.00	2,900	435

American Electric Power Co. Inc.
August 2015 Calls @ 57.50	2,800	560

Apple Inc.
August 2015 Calls @ 140.00	1,200	720

Axis Capital Holdings Limited (Bermuda)
September 2015 Calls @ 55.00	3,300	7,425

Bank of Montreal (Canada)
September 2015 Calls @ 65.00	2,500	750

Canadian National Railway Company (Canada)
July 2015 Calls @ 75.00	1,900	95

CF Industries Holdings, Inc.
August 2015 Calls @ 66.00	3,000	5,220

Chevron Corp.
July 2015 Calls @ 110.00	1,400	14

The Chubb Corporation
July 2015 Calls @ 100.00	1,600	160

Coach, Inc.
August 2015 Calls @ 40.00	4,000	880

Costco Wholesale Corp.
July 2015 Calls @ 150.00	1,000	40

Eli Lilly and Company
July 2015 Calls @ 75.00	4,100	37,310

Emerson Electric Co.
September 2015 Calls @ 62.50	2,600	390

Exxon Mobil Corporation
July 2015 Calls @ 90.00	1,800	18

Invesco Ltd.
July 2015 Calls @ 42.00	4,000	200
October 2015 Calls @ 44.00	4,600	1,380
		1,580

Kohl's Corporation
July 2015 Calls @ 70.00	2,400	120

McDonald's Corp.
September 2015 Calls @ 105.00	1,700	765

Marathon Petroleum Corporation
July 2015 Calls @ 55.00	4,000	1,400

National Oilwell Varco, Incorporated
August 2015 Calls @ 55.00	2,900	696

Nike Inc. Class B
July 2015 Calls @ 110.00	1,500	1,305

Philip Morris International, Inc.
September 2015 Calls @ 90.00	2,000	400

Phillips 66
July 2015 Calls @ 85.00	2,200	550

Procter & Gamble Co.
July 2015 Calls @ 80.00	1,900	570

QUALCOMM Incorporated
July 2015 Calls @ 72.50	2,600	26

Raytheon Company
August 2015 Calls @ 115.00	1,500	75

Reinsurance Group of America Incorporated
July 2015 Calls @ 95.00	1,400	3,710

Schlumberger Limited
August 2015 Calls @ 100.00	2,300	161

Sempra Energy
July 2015 Calls @ 110.00	1,400	210

Southern Co.
August 2015 Calls @ 45.00	3,500	315

T. Rowe Price Group, Inc.
July 2015 Calls @ 83.00	2,200	550

The PNC Financial Services Group, Inc.
August 2015 Calls @ 97.50	1,800	2,862

Toyota Motor Corporation *
July 2015 Calls @ 145.00	1,200	96

Union Pacific Corporation
August 2015 Calls @ 110.00	1,400	154

United Technologies Corp.
August 2015 Calls @ 125.00	1,300	52

UnitedHealth Group, Inc.
September 2015 Calls @ 130.00	1,300	2,938

Valero Energy Corporation
September 2015 Calls @ 65.00	3,600	7,668

VF Corp.
August 2015 Calls @ 75.00	2,000	900

Western Digital Corporation
July 2015 Calls @ 100.00	1,900	57
July 2015 Calls @ 130.00	1,700	68
		125

Total (Premiums Received $115,899)		$ 104,825

+ Portion or all of the security is pledged as collateral for call options written.
* ADR - American Depository Receipt.
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2015.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
49,973	Calvert Long-Term Income Fund - Class A	$ 828,045
51,089	Columbia Convertible Securities Fund Class A Shares	964,042
31,729	Eventide Gilead Fund - Class I	936,002
43,570	Fidelity Advisor® Mid Cap Value Fund - Institutional Class	1,085,320
163,605	Frost Total Return Bond Fund - Class I	1,730,946
220,125	Ivy High Income Fund - Class I	1,749,994
60,559	Ivy International Core Equity Fund - Class I	1,111,264
123,559	Neiman Large Cap Value Fund - No Load Class +	3,175,462
34,735	Oppenheimer Real Estate Fund - Class Y	935,068
151,666	PIMCO Income Fund - Institutional Class	1,874,594
32,375	PNC Small Cap Fund - Class A	722,294
120,055	Sextant Growth Fund	3,156,258
24,362	Wells Fargo Advantage Special Small Cap Value Fund - Class A	705,766
Total for Mutual Funds (Cost $18,539,015)		18,975,055	93.44%

Money Market Funds
1,375,366	Fidelity Money Market Portfolio Select Class 0.06% **	1,375,366	6.77%
Total for Money Market Funds (Cost $1,375,366)

	Total Investments	20,350,421	100.21%
	(Cost $19,914,381)

	Liabilities in Excess of Other Assets	(43,127)	-0.21%

	Net Assets	$20,307,294	100.00%

+ Affiliated Fund.
** The Yield Rate shown represents the 7-day yield at June 30, 2015.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund
		Schedule of Investments
		June 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds

304,074	AllianceBernstein High Income Fund – Class I	$ 2,688,017
321,823	Lord Abbett High Yield Fund – Class I	2,436,198
116,224	PIMCO Income Fund – Institutional Class	1,436,529
344,890	RidgeWorth High Income Fund – Class I	2,269,374
33,601	Wells Fargo Advantage High Income Fund – Investor Class	229,833
Total for Mutual Funds (Cost $9,393,637)		9,059,951	28.26%

Exchange Traded Funds
30,543	SPDR® Barclays Short Term High Yield Bond ETF	882,998
Total for Exchange Traded Funds (Cost $887,711)		882,998	2.75%

Money Market Funds
17,872,355	Fidelity Money Market Portfolio Class I 0.06% **	17,872,355
Total for Money Market Funds (Cost $17,872,355)		17,872,355	55.73%

	Total Investments	27,815,304	86.74%
	(Cost $28,153,703)

	Other Assets in Excess of Liabilities	4,251,553	13.26%

	Net Assets	$32,066,857	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** The Yield Rate shown represents the yield at June 30, 2015.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of June 30, 2015, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), and Neiman Tactical Income Fund (“Tactical Income Fund”) (collectively, the “Funds”). For federal income tax purposes, at June 30, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Tactical Income Fund
Cost of Investments	$28,271,647	$19,914,381	$28,153,703
Premiums Received
from Options Written	$115,899
Gross Unrealized Appreciation	$6,318,094	$937,494	$5,881
Gross Unrealized Depreciation	($728,517)	($501,454)	($344,280)
Net Unrealized Appreciation
(Depreciation) on Investments	$5,589,577	$436,040	($338,399)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 - 2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three month period ended June 30, 2015, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the 3 month period ended June 30, 2015, the Funds were not subject to any master netting arrangements. See Note 4.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs and exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2015:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$30,046,176	$0	$0	$30,046,176
Money Market Funds	3,803,974	0	0	3,803,974
Total	$33,850,150	$0	$0	$33,850,150

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$104,825	$0	$104,825
Total	$0	$104,825	$0	$104,825

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$18,975,055	$0	$0	$18,975,055
Money Market Funds	1,375,366	0	0	1,375,366
Total	$20,350,421	$0	$0	$20,350,421

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,059,951	$0	$0	$9,059,951
Exchange Traded Funds	882,998	0	0	882,998
Money Market Funds	17,872,355	0	0	17,872,355
Total	$27,815,304	$0	$0	$27,815,304

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended June 30, 2015. There were no transfers into or out of the levels during the three month period ended June 30, 2015. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of June 30, 2015, Large Cap Fund portfolio securities valued at $7,015,717 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in written options during the three month period ended June 30, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2015	371	$51,276
Options written	908	141,932
Options expired	(207)	(29,435)
Options exercised	(72)	(13,285)
Options terminated	(10)	(34,589)
Options outstanding at June 30, 2015	990	$115,899

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                    ($104,825)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2015 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                          Unrealized

                                   Location             Gain/(Loss)                  Location

                                     Gain/(Loss)

Equity contracts       Realized Gain/                                 Change In Unrealized

                            (Loss) on Options         $28,714       Appreciation/(Depreciation)               $28,913

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund and Tactical Income Fund did not engage in derivative transactions during the three month period ended June 30, 2015.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of June 30, 2015.

Liabilities:

				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount

Written
Options	$104,825	$0	$104,825	$0	$104,825	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in the Large Cap Fund, an affiliated fund, during the three month period ended June 30, 2015 were as follows:

Shares Held at March 31, 2015	128,494
Purchases	0
Sales	(4,935)
Shares Held at June 30, 2015	123,559

The aggregate cost and value of Balanced Allocation Fund’s investment in the Large Cap Fund at June 30, 2015 was $2,716,807 and $3,175,462, respectively. The investment represented 15.60% of total net assets of the Balanced Allocation Fund as of June 30, 2015. For the three month period ended June 30, 2015, the Balanced Allocation received dividend income totaling $36,316 and capital gain distributions totaling $62,119 from the Large Cap Fund. In addition, for the three month period ended June 30, 2015, the Balanced Allocation Fund generated $1,250 in realized loss on sales of the Large Cap Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:              8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:              8/25/2015

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:              8/21/15